Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 122,367,431	807,625,038	859,019,253	1,113,588,154
Adjustments for:
Deferred taxes	(4,845,584)	(31,980,857)	12,130,935	(28,623,458)
Share-based compensation expense	5,043,821	33,289,216	30,575,390	46,131,574
Depreciation of property and equipment	8,249,178	54,444,577	52,965,806	40,126,174
Amortization of intangible assets and other assets	4,796,627	31,657,738	15,703,041	8,120,619
Loss from disposal of property and equipment	638,400	4,213,443	204,061	72,641
Impairment of intangible assets	7,054,192	46,557,669
Allowance for doubtful debts	(156,325)	(1,031,746)	162,318	6,639,131
Unrealized loss on investment held-for-trading				300,493
Net realized gain on investment held-for-trading			(320,777)
Interest income	(2,847,328)	(18,792,361)	(30,060,909)	(3,165,441)
Gain on deconsolidation of a subsidiary	(10,420,311)	(68,774,051)
Share of loss of an equity investee	98,198	648,106
Changes in assets and liabilities:
Increase in accounts receivable	(1,082,570)	(7,144,958)	(961,407)	(824,613)
Decrease/(increase) in prepayments and other current assets	6,108,569	40,316,553	(47,336,596)	(4,204,600)
Decrease/(increase) in due from a related party	544	3,592	(3,592)	(633,470)
Increase in due from research-and-development entity partners	(1,633,879)	(10,783,600)
Decrease/(increase) in inventories	43,956	290,102	728,747	(1,066,926)
Decrease in long-term deposits				7,600
Increase in other assets			(85,239,597)
Increase/(decrease) in payables and accrued expenses	3,415,663	22,543,374	29,302,376	(94,384,161)
(Decrease)/increase in advances from distributors	(2,129,964)	(14,057,759)	2,945,310	(41,185,858)
(Decrease)/increase in Unrecognized Tax Benefit	727,827	4,803,660	5,142,414	(26,099,164)
Decrease/(increase) in Tax payable	2,546,554	16,807,255	(11,358,696)	16,741,580
Decrease/(increase) in deferred revenue	18,409,684	121,503,917	(81,839,193)	78,159,635
Net cash provided by operating activities	156,384,683	1,032,138,908	751,758,884	1,109,699,910
Cash flows from investing activities:
Payment for short-term investments	(1,033,910,000)	(6,823,806,000)	(3,239,964,493)	(5,450,689,074)
Proceeds received from maturity of short-term investments	1,192,802,121	7,872,494,000	2,810,062,992	2,073,871,859
Deposit for purchase of an office building	(2,866,818)	(18,921,000)
Investment in equity investees	(454,545)	(3,000,000)
Increase in long-term investments	(3,105,339)	(20,495,239)
Payment for available-for-sale investments			(34,157,500)	(348,683,006)
Payment for held-to-maturity securities			(500,000,000)
Purchase of property and equipment	(3,163,725)	(20,880,588)	(20,969,714)	(131,086,137)
Capitalized product development costs and purchased software	(2,371,803)	(15,653,901)	(35,383,116)	(17,657,708)
Proceeds from deconsolidation of a subsidiary	4,337,121	28,625,000
Deconsolidation of a subsidiary	(3,787,879)	(25,000,000)
Acquisition of a subsidiary, net of cash acquired	(2,275,275)	(15,016,811)	(1,510,103)
Net cash (used in) provided by investing activities	145,203,858	958,345,461	(1,021,921,934)	(3,874,244,066)
Cash flows from financing activities:
Proceeds from exercise of share options	2,691,028	17,760,783	18,734,326	10,752,003
Dividends to shareholders	(42,291,363)	(279,122,994)	(277,652,205)	(593,498,287)
Repurchase of shares			(62,846,075)	(1,987,411,477)
Capital contribution from non controlling interests	1,626,821	10,737,017	5,145,000
Proceeds paid to selling shareholder				(13,710,697)
Net cash used in financing activities	(37,973,514)	(250,625,194)	(316,618,954)	(2,583,868,458)
Effect of exchange rate changes on cash and cash equivalents	(9,102,746)	(60,078,122)	(12,335,583)	(250,784,373)
Net (decrease) increase in cash and cash equivalents	254,512,281	1,679,781,053	(599,117,587)	(5,599,196,987)
Cash and cash equivalents at the beginning of year	166,235,647	1,097,155,269	1,696,272,856	7,295,469,843
Cash and cash equivalents at the end of year	420,747,928	2,776,936,322	1,097,155,269	1,696,272,856
Supplemental disclosures:
Income tax paid	(17,585,773)	(116,066,099)	(99,688,366)	(110,575,684)
Interest received	22,807,862	150,531,887	72,139,558	181,798,237
Non-cash operating activities, Deconsolidation of a subsidiary
- Intangible assets	3,787,879	25,000,000
-Due from related parties	(3,787,879)	(25,000,000)
-Non-controlling interest	568,182	3,750,000
Non-cash investing activities
- Acquisition of property and equipment included in payables and accrued expenses	286,357	1,889,955	(3,161,223)	(4,613,467)
Investment in Huayi Juren Information	$ (4,965,795)	(32,774,051)